Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

Note 9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,	December 31,
	2025	2024
Wages payable	$3,858	$2,525
Covenant fees	-	435
Interest payable (Note 8)	304	238
Legal expenses	-	141
Deposit liability for early exercised options	-	3
Accrued expenses	456	358
Total accrued expenses and other current liabilities	$4,618	$3,700